S E L I G M A N

S E L E C T

M U N I C I PA L
F U N D,   I N C .

First Quarter Report
March 31, 2004

To the Stockholders

Y	our first quarter Stockholder report for Seligman Select Municipal Fund follows this letter. This report contains the Fund’s performance history and portfolio of investments.

     For the three months ended March 31, 2004, Seligman Select Municipal Fund posted a total return of 2.73% based on market price and 1.21% based on net asset value. The Fund’s annualized distribution rate, based on the current monthly dividend and market price at March 31, 2004, was 6.16%. This is equivalent to a taxable yield of 9.48%, based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.936% to 1.12%.

     We thank you for your continued support of Seligman Select Municipal Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

April 23, 2004

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended March 31, 2004

		Average Annual

	Three Months	One Year	Five Years	Ten Years

Market Price**	2.73%	10.37%	5.29%	6.18%
Net Asset Value**	1.21	6.08	6.56	7.14

PRICE PER SHARE
	March 31, 2004	December 31, 2003

Market Price	$11.20	$11.07
Net Asset Value	12.09	12.13

DIVIDEND AND CAPITAL GAIN PER SHARE AND YIELD INFORMATION
For the Three Months Ended March 31, 2004

	Dividends Paid†	Unrealized Capital Gain††	SEC YieldØ

	$0.1725	$1.081	2.62%

ANNUALIZED DISTRIBUTION RATE

The annual distribution rate based on the current monthly dividend of $0.0575 per share and market price at March 31, 2004, was 6.16%, which is equivalent to a taxable yield of 9.48% based on the maximum federal tax rate of 35%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.936% to 1.12%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders
††	Represents the per share amount of unrealized appreciation of portfolio securities as of March 31, 2004.
ø	Current yield, representing the annualized yield for the 30-day period ended March 31, 2004, has been computed in accor-
dance with SEC regulations and will vary.

Portfolio of Investments (unaudited)	March 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 10.2%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$11,268,200
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2/A	5,103,400
Alaska — 1.8%	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,857,882
California — 21.1%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities Rev.
		(Anheuser-Busch Project), 5.75% due 12/1/2030*	A1/A+	9,519,942
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,184,665
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa/AAA	4,127,800
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa/AAA	5,882,115
	10,000,000	San Francisco City and County Airports
		Commission Rev. (International Airport),
		6.30% due 5/1/2025*	Aaa/AAA	10,135,900
Georgia — 4.3%	6,460,000	Georgia Housing and Finance Authority Rev. (Single
		Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	6,851,799
Illinois — 5.0%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa/AAA	8,068,350
Louisiana — 5.4%	7,050,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	NR/AAA	8,620,387
Massachusetts — 5.7%	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026ø	Aaa/AAA	4,347,560
	4,000,000	Massachusetts Development Finance Agency Rev.
		(WGBH Educational Foundation), 5.75% due
		1/1/2042	Aaa/AAA	4,792,920
Michigan — 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital), 5.50% due
		5/15/2028	Aaa/NR	2,113,060
Minnesota — 1.7%	2,500,000	Minnesota Agricultural and Economic Development
		Board Rev. (The Evangelical Lutheran Good
		Samaritan Society Project), 6.625% due
		8/1/2025	A3/A-	2,744,550
Missouri — 2.0%	3,115,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	NR/AAA	3,237,544
New Jersey — 5.2%	8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa/NR	8,387,680

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

New York — 13.3%	$10,000,000	New York State Energy Research & Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project), 6.10% due
		8/15/2020	Aaa/AAA	$10,710,100
	10,000,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025ø	Aaa/AAA	10,568,600
New York and	6,500,000	Port Authority of New York and New Jersey
New Jersey — 4.5%		(JFK International Air Terminal LLC Project
		Rev.), 5.75% due 12/1/2022*	Aaa/AAA	7,178,730
Ohio — 2.0%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021ø	Aaa/AAA	3,162,527
	105,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021	Aaa/AAA	113,420
Pennsylvania — 10.6%	3,000,000	Delaware County Industrial Development
		Authority Water Facilities Rev. (Philadelphia
		Suburban Water), 5.35% due 10/1/2031*	Aaa/AAA	3,148,200
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029	Aaa/AAA	3,229,290
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	10,645,300
South Carolina — 3.2%	5,000,000	South Carolina Ports Authority Rev., 5.30% due
		7/1/2026*	Aaa/AAA	5,174,150
Tennessee — 5.1%	8,000,000	Humphreys County Industrial Development Board
		Solid Waste Disposal Rev. (E.I. duPont de
		Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3/AA-	8,188,480
Texas — 16.3%	5,000,000	Dallas–Fort Worth International Airports Rev.,
		5.75% due 11/1/2030*	Aaa/AAA	5,326,000
	3,000,000	Houston Airport System Rev., 5.625% due
		7/1/2030*	Aaa/AAA	3,181,200
	4,000,000	Houston Higher Education Finance Corporation
		Rev. (Rice University Project), 5.375% due
		11/15/2029	Aaa/AAA	4,263,200
	5,000,000	Lower Neches Valley Authority Industrial
		Development Corp. Sewer Facilities Rev.
		(Mobil Oil Refining Corp. Project),
		6.40% due 3/1/2030*	Aaa/AAA	5,189,450
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa/AAA	8,199,525
Washington — 13.5%	4,795,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa/AAA	5,404,061
	5,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.35% due 7/1/2028*	Aaa/AAA	5,633,800
	10,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	10,576,400

Total Municipal Bonds (Cost $197,781,644) — 132.2%				212,136,187

See footnotes on page 5.

			March 31, 2004

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Florida — 0.9%	$1,400,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	$1,400,000
Illinois — 0.9%	1,500,000	Illinois Health Facilities Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	1,500,000
Massachusetts — 0.1%	200,000	Massachusetts State Health & Educational
		Facilities Authority Rev. (Capital Assets
		Program) due 1/1/2035	VMIG 1/NR	200,000
Missouri — 0.8%	1,300,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health
		System) due 6/1/2022	VMIG 1/A-1+	1,300,000
New York — 5.3%	1,100,000	New York City, GOs due 8/1/2010	VMIG 1/A-1+	1,100,000
	1,300,000	New York City, GOs due 8/1/2015	VMIG 1/A-1+	1,300,000
	3,400,000	New York City, GOs due 8/1/2017	VMIG 1/A-1+	3,400,000
	1,000,000	New York City, GOs due 8/1/2018	VMIG 1/A-1+	1,000,000
	400,000	New York City, GOs due 8/1/2023	VMIG 1/A-1+	400,000
	1,300,000	New York City Municipal Water Finance
		Authority, Water & Sewer System Rev.
		due 6/15/2025	VMIG 1/A-l+	1,300,000
New York and	1,100,000	Port Authority of New York & New Jersey
New Jersey— 0.7%		Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	1,100,000
Pennsylvania — 1.5%	1,800,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	1,800,000
	600,000	Philadelphia, PA Authority for Industrial
		Development Revenue Bonds (Regional
		Performing Arts Center Project) due 6/1/2025	VMIG 1/NR	600,000
Wyoming — 2.3%	3,700,000	Lincoln County Pollution Control Rev.
		Series B (Exxon Project) due 7/1/2017*	P-1/A-1+	3,700,000

Variable Rate Demand Notes (Cost $20,100,000) — 12.5%				20,100,000

Total Investments (Cost $217,881,644)— 144.7%				232,236,187
Shares Subject to Mandatory Redemption — (46.7)%				(75,000,000)
Other Assets Less Other Liabilities — 2.0%				3,217,909

Net Assets — 100.0%				$160,454,096

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.

Note: Investments in municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day for settlement within seven days, and accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2004, the interest rates paid on these notes ranged from 1.00% to 1.15%.

Board of Directors

Robert B. Catell 3,4	William C. Morris 1
Chairman, Chief Executive Officer and Director,	Chairman of the Board,
KeySpan Corporation	J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
John R. Galvin 2,4
Dean Emeritus, Fletcher School of Law and	Leroy C. Richie 2,4
Diplomacy at Tufts University	Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
Alice S. Ilchman 3,4	Director, Kerr-McGee Corporation
President Emerita, Sarah Lawrence College
Director, Jeannette K. Watson	Robert L. Shafer 3,4
Summer Fellowships	Retired Vice President, Pfizer Inc.
Trustee, Committee for Economic
Development	James N. Whitson 2,4
Retired Executive Vice President and
Frank A. McPherson 3,4	Chief Operating Officer, Sammons Enterprises, Inc.
Retired Chairman of the Board and	Director, CommScope, Inc.
Chief Executive Officer, Kerr-McGee Corporation
Director, ConocoPhillips	Brian T. Zino 1
Director, Integris Health	Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 2,4	Chairman, Seligman Data Corp.
Retired Chairman and Senior Partner,	Chairman, ICI Mutual Insurance Company
Sullivan & Cromwell LLP	Member of the Board of Governors,
Director, Commonwealth Industries, Inc.	Investment Company Institute
Trustee, New York-Presbyterian Hospital

	Member:	1 Executive Committee
Betsy S. Michel 2,4		2 Audit Committee
Trustee, The Geraldine R. Dodge Foundation		3 Director Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President and Chief Executive Officer	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

For More Information

Manager	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	(800) 874-1092	Stockholder Services
100 Park Avenue	(212) 682-7600	Outside the United States
New York, NY 10017	(800) 622-4597	24-Hour Automated Telephone Access Service

Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Seligman Select Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Photo: Courtesy Michigan Travel Bureau

CESEL3a 3/04